Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule of Contingent liabilities
	March 31, 2018	March 31, 2017	March 31, 2016
Market fees(a)	$71,571	$71,585	$70,242
Income tax case(b)	202,495	202,535	198,734
Total	$274,066	$274,120	$268,976

(a)       Represents market fees demand raised by Haryana State Agricultural Marketing Board ("HSAMB") in respect of certain paddy purchases. The Group has paid $35,793 (INR 2,324,195) under protest and the case is pending with local authorities against the demand. The Group expects that the likelihood of any liability is not probable. Accordingly, no provision has been created for this matter.

(b)       Represents tax litigations with the income tax department of India in respect of various years’ cases pending with the High Court of Delhi and High Court of Punjab and Haryana. The Group has been contesting these demands and has received favorable orders in the majority of cases from the Tribunal, which have been contested by the Income tax department in the High Court of Delhi and High Court of Punjab and Haryana. The Group expects that the likelihood of any liability is not probable. Accordingly, no provision has been created for this matter.